Subordinated loans - Schedule of changes in subordinated loans (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Subordinated loans [abstract]
Opening balance	€ 15,805	€ 16,588	€ 16,588
New issuances	491	2,165	2,165
Repayments	(1,455)	€ (2,608)	(2,786)
Exchange rate differences and other	(49)		(163)
Closing balance	€ 14,791		€ 15,805